Borrowings and derivative financial instrument - Keliber facilities (Details) € in Millions, R in Millions	12 Months Ended
	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2024 EUR (€)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	R 36,618		R 22,728	R 20,298
Loans raised	8,278		14,431	8,000
Unwinding of amortised cost	688		359	216
Accrued interest	1,946		1,192	1,046
Loss on foreign exchange differences	215		(1,973)	(616)
Balance at end of the year	41,687		36,618	22,728
Current portion of balance	(552)		(11,672)	(122)
Non-current portion of balance	41,135		24,946	22,606
Keliber loan facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt	500
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	0		0	0
Loans raised	5,618		0	0
Unwinding of amortised cost	8		0	0
Accrued interest	64		0	0
Loss on foreign exchange differences	34		0	0
Balance at end of the year	5,724		0	0
Current portion of balance	(66)		0	0
Non-current portion of balance	R 5,658		R 0	R 0
Keliber loan facilities | Minimum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	2.5	2.5
Keliber loan facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	3.0	3.0
ECA facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 250				€ 250
Term of facility	7 years	7 years
Reconciliation Of Changes In Borrowings [Abstract]
Loans raised | €		€ 142
ECA facility | EURIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.30%				1.30%
EIB facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 150				€ 150
Term of facility	8 years	8 years
Reconciliation Of Changes In Borrowings [Abstract]
Loans raised | €		€ 89
EIB facility | EURIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.05%				2.05%
Commercial bank facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 100				€ 100
Term of facility	7 years	7 years
Reconciliation Of Changes In Borrowings [Abstract]
Loans raised | €		€ 59
Commercial bank facility | Mid-range
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.30%				2.30%
Commercial bank facility | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.50%				2.50%
Commercial bank facility | EURIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.10%				2.10%